EQUITY METHOD INVESTMENTS (Details) € in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)
Investments In Affiliates Subsidiaries Associates And Joint Ventures Details [Abstract]
Equity method investments		€ 7	€ 6	€ 26	$ 8
Revenue		54	54	55
Gross profit		11	10	11
Net earnings		1	0	4
Group's equity in net earnings		1	1	2
Balance Sheet data as at December 31
Current assets		37	37	57
Non-current assets		14	38	34
Current liabilities		12	11	12
Non-current liabilities		6	34	35
Net assets		32	30	44
Group's equity in net assets		€ 8	€ 7	€ 26
Schedule Of Equity Method Investments [Line Items]
Ownership of subsidiary	100.00%